Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (1,058,984)	$ (2,246,795)	$ (477,231)	$ (9,861,909)
Adjustments to reconcile net loss to net cash provided by operating activities
Net change in unrealized (gain) loss from futures and forwards trading	999,672	1,208,469	(146,893)	178,582
Purchases of securities and certificates of deposit	(25,820,243)	(35,819,107)	(43,044,237)	(78,189,227)
Proceeds from disposition of securities and certificates of deposit	29,784,981	39,980,977	52,486,264	97,421,751
Net realized and change in unrealized loss in securities and certificates of deposit	73,886	141,487	160,371	22,383
Changes in
Trading Advisor management fees payable	(38,237)	3,851	14,004	(21,638)
Trading Advisor incentive fees payable	(106,061)		112,352
Commissions and other trading expenses payable on open contracts	(922)	(3,083)	(3,746)	(427)
Cash Manager fees payable	(946)	(5,996)	(7,805)	(2,902)
General Partner management fee payable	(10,238)	(16,798)	(21,050)	(18,459)
Selling Agent fees payable - General Partner	(2,837)	(8,885)	(10,035)	(10,121)
Administrative expenses payable - General Partner	(6,381)	(10,799)	(13,352)	(11,762)
Offering expenses payable - General Partner	(5,045)	(9,218)	(11,043)	(10,243)
Broker dealer custodial fee payable - General Partner	(1,086)	(607)	(908)	(2,284)
Broker dealer servicing fee payable - General Partner	(360)	(672)	(846)	(788)
Net cash provided by operating activities	3,807,199	3,212,824	9,035,845	9,492,956
Cash flows from financing activities
Subscriptions	1,722,812	4,715,506	5,582,697	10,458,743
Subscriptions received in advance	18,068	219,758	62,372	236,268
Redemptions	(9,568,110)	(17,088,658)	(21,485,308)	(16,576,860)
Net cash used in financing activities	(7,827,230)	(12,153,394)	(15,840,239)	(5,881,849)
Net increasse (decrease) in cash and cash equivalents	(4,020,031)	(8,940,570)	(6,804,394)	3,611,107
Cash and cash equivalents,beginning of period	15,314,416	22,118,810	22,118,810	18,507,703
Cash and cash equivalents, end of period	11,294,385	13,178,240	15,314,416	22,118,810
End of period cash and cash equivalents consists of
Cash in broker trading accounts	6,953,973	9,197,532	10,049,111	19,020,911
Cash and cash equivalents	4,340,412	3,980,708	5,265,305	3,097,899
Cash and cash equivalents, end of period	11,294,385	13,178,240	15,314,416	22,118,810
Supplemental disclosure of cash flow information
Prior period redemptions paid	934,506	634,037	634,037	528,168
Prior period subscriptions received in advance	62,372	236,268	236,268	1,426,321
Supplemental schedule of non-cash financing activities
Redemptions payable	$ 383,683	$ 382,148	$ 934,506	$ 634,037